UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

November 14, 2003	       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 29

Form 13F Information Table Value Total:	$215,704,770.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







                                                      		      Market      Voting
Name of Issuer 		  class   Quantity 		Cusip       	Value
3M COMPANY	com	438606		88579Y101		30,294,545.00		sole
PROCTER & GAMBLE	com	245339		742718109		22,772,366.00		sole
DUPONT	com	480012		263534109		19,205,292.00		sole
CATERPILLAR	com	245675		149123101		16,912,298.00		sole
CITIGROUP	com	307952		172967101		14,014,898.00		sole
GENERAL MOTORS	com	331718		370442105		13,577,226.00		sole
EXXON MOBIL	com	355998		30231G102		13,029,521.00		sole
GENERAL ELECTRIC	com	362947		369604103		10,819,450.00		sole
AMERICAN EXPRESS	com	221998		025816109		10,003,230.00		sole
ALTRIA GROUP, INC.	com	216550		02209S103		  9,484,895.00		sole
UNITED PARCEL SERVICE CL B	com	145872		911312106		  9,306,634.00		sole
IBM	com	103421		459200101		  9,135,177.00		sole
CHEVRONTEXACO	com	118904		166764100		  8,495,679.00		sole
SBC COMMUNICATIONS, INC.	com	369147		78387G103		  8,213,514.00		sole
MERCK	com	153801		589331107		  7,785,388.00		sole
CEF ISHARES RUSSELL	com	89105		464287598		  4,580,862.00		sole
KIMBERLY CLARK CORP.	com	63793		494368103		  3,273,857.00		sole
AMERICAN ONLINE INC	com	90000		00184a105		  1,359,900.00		sole
ALLSTATE	com	20623		020002101		     753,358.00		sole
MEDCO HEALTH SOLUTIONS 	com	16919		58405U102		     438,720.00		sole
DELPHI CORPORATON	com	42323		247126105		     383,023.00		sole
VERIZON	com	10882		92343V104		     353,012.00		sole
TRAVELERS PPTY CAS CP CL B	com	20934		89420G406		     332,432.00		sole
SPYDER	com	2651		78462F103		     264,967.00		sole
JOHNSON & JOHNSON	com	4322		478160104		     214,025.00		sole
BELL SOUTH	com	8316		079860102		     196,923.00		sole
INTEL CORP	com	6500		458140100		     178,880.00		sole
DIAMONDS TR UNIT SER 1	com	1780		252787106		     165,771.00		sole
TRAVELERS PPTY CAS CP CL A	com	10008		89420G109		     158,927.00		sole
